Reclassifications	12 Months Ended
Dec. 31, 2011
Reclassifications [Abstract]
RECLASSIFICATIONS
24.	RECLASSIFICATIONS

During 2011, management has further evaluated the classifications of certain costs between costs of goods sold, selling, general and administrative expenses, and depreciation on the consolidated statement of income. As a result of such evaluation, management determined that certain reclassification adjustments should be made to correct for appropriate presentation on the consolidated statements of income. The reconciliations of these adjustments are show as follows:

	Year ended December 31, 2010	Year ended December 31, 2009
	US$	US$
Costs of goods sold (before reclassification)	85,737	72,173
Less: Sales commission	(4,464)	(3,867)
Advertising and promotion expenses	(276)	(169)
Certain general and administrative expenses	(79)	(81)
Add: Factory overhead	927	854
Factory depreciation	440	456

Costs of goods sold (after reclassification)	82,285	69,366

Gross profit (before reclassification)	54,811	38,350
Add: Adjustments as detailed in cost of goods sold above	3,452	2,807

Gross profit (after reclassification)	58,263	41,157

Selling, general and administrative expenses (before reclassification)	37,303	31,039
Add: Sales commission	4,464	3,867
Advertising and promotion expenses	276	169
Certain general and administrative expenses	79	81
Less: Factory overhead	(927)	(854)

Selling, general and administrative expenses (after reclassification)	41,195	34,302

Depreciation (before reclassification)	2,779	2,197
Less: Factory deprecation	(440)	(456)

Depreciation (after reclassification)	2,339	1,741